Accrued liabilities and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued liabilities and other current liabilities

	As of December 31
	2021	2022

	(in thousands)
Salary and welfare payable	3,810	3,616
Other tax payables	8,515	350
Other current liabilities (Note a)	2,520	—
Accrued listing expenses (Note b)	5,228	4,963
Others	542	3,926

Total	20,615	12,855